Document and Entity Information	Jan. 12, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001841968
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jan. 12, 2026
Entity Registrant Name	P10, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40937
Entity Tax Identification Number	87-2908160
Entity Address, Address Line One	2699 Howell Street
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75204
City Area Code	(214)
Local Phone Number	865-7998
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.001 par value per share
Trading Symbol	PX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false